8. Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
	2012	2011
Interest income on direct financing leases	$–	$638
Selling, general and administrative expenses	–	69
Interest expense	–	260
Income from discontinued operations	$–	$309